FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of components and classification of financial assets and liabilities measured at fair value on a recurring basis
The following fair value hierarchy table presents the components and classification of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of:

	December 31, 2021				December 31, 2020
(in millions)	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$76	$58	$18	$—	$41	$8	$33	$—
Restricted cash and other settlement deposits	$1,537	$1,537	$—	$—	$1,211	$1,211	$—	$—
Foreign currency exchange contracts	$1	$—	$1	$—	$3	$—	$3	$—
Liabilities:
Acquisition-related contingent consideration	$241	$—	$—	$241	$328	$—	$—	$328
Cross-currency swaps	$—	$—	$—	$—	$70	$—	$70	$—
Foreign currency exchange contracts	$—	$—	$—	$—	$11	$—	$11	$—

Schedule of assets and liabilities associated with derivatives, included in the Consolidated Balance Sheets
The assets and liabilities associated with the Company's cross-currency swaps as included in the Consolidated Balance Sheets as of December 31, 2021 and 2020 are as follows:

(in millions)	2021	2020
Other non-current liabilities	$—	$79
Prepaid expenses and other current assets	$—	$9
Net fair value	$—	$70
The assets and liabilities associated with the Company's foreign exchange contracts as included in the Consolidated Balance Sheets as of December 31, 2021 and 2020 are as follows:

(in millions)	2021	2020
Accrued and other current liabilities	$—	$11
Prepaid expenses and other current assets	$1	$3
Net fair value	$1	$8

Schedule of effect of hedging instruments on financial statements
The following table presents the effect of hedging instruments on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Loss for 2021 and 2020:

(in millions)	2021	2020
Gain (loss) recognized in Other comprehensive loss	$77	$(57)
Gain excluded from assessment of hedge effectiveness	$20	$23
Location of gain of excluded component	Interest Expense

Schedule of foreign exchange contracts on the Consolidated Statements of Operations and Consolidated Statements of Cash Flows
The following table presents the effect of the Company's foreign exchange contracts on the Consolidated Statements of Operations and the Consolidated Statements of Cash Flows for 2021 and 2020:

(in millions)	2021	2020
Gain (loss) related to changes in fair value	$9	$(8)
Loss related to settlements	$(17)	$(2)

Schedule of reconciliation of contingent consideration obligations measured on a recurring basis using significant unobservable inputs
The following table presents a reconciliation of contingent consideration obligations measured on a recurring basis using significant unobservable inputs (Level 3) for the years 2021 and 2020:

(in millions)	2021		2020
Beginning balance, January 1,		$328		$316
Adjustments to Acquisition-related contingent consideration:
Accretion for the time value of money	$17		$23
Fair value adjustments	(6)		25
Acquisition-related contingent consideration adjustments		11		48
Payments / Settlements		(99)		(36)
Foreign currency translation adjustment included in other comprehensive loss		1		—
Ending balance, December 31,		241		328
Current portion		39		112
Non-current portion		$202		$216

Schedule of assets and liabilities measured at fair value on a non-recurring basis
The following table presents the components and classification of the Company’s financial assets and liabilities measured at fair value on a non-recurring basis:

	December 31, 2021				December 31, 2020
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Carrying Value	Level 1	Level 2	Level 3
Other non-current assets:
Non-current assets held for sale	$—	$—	$—	$—	$245	$—	$—	$245